Intangible Assets and Goodwill - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2018
Intangible Assets, Gross	$ 389,174	$ 154,129
Intangible Assets, Impairment		(8,598)
Accumulated Amortization	(48,389)	(28,885)
Intangible Assets, Net Balance	$ 340,785	$ 116,646
Human Animation Technologies [Member]
Intangible assets, Useful Lives (Years)	7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	5 years 1 month 6 days	6 years
Intangible Assets, Gross	$ 123,436	$ 123,436
Intangible Assets, Impairment
Accumulated Amortization	(33,463)	(24,646)
Intangible Assets, Net Balance	$ 89,973	$ 98,790
Trademark and Trade Names [Member]
Intangible assets, Useful Lives (Years)	7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	5 years 1 month 6 days	6 years
Intangible Assets, Gross	$ 7,746	$ 9,432	$ 7,746
Intangible Assets, Impairment		(1,686)
Accumulated Amortization	(2,102)	(1,549)	(443)
Intangible Assets, Net Balance	$ 5,644	$ 6,197	$ 7,303
Animation and Visual Effects Technologies [Member]
Intangible assets, Useful Lives (Years)	7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	5 years 1 month 6 days	6 years
Intangible Assets, Gross	$ 6,016	$ 6,016
Intangible Assets, Impairment
Accumulated Amortization	(1,633)	(1,203)
Intangible Assets, Net Balance	$ 4,383	$ 4,813
Digital Asset Library [Member]
Intangible assets, Weighted Average Remaining Life (Years)	4 years 10 months 25 days	5 years 6 months
Intangible Assets, Gross	$ 7,536
Accumulated Amortization	(1,897)
Intangible Assets, Net Balance	$ 5,639
Digital Asset Library [Member] | Minimum [Member]
Intangible assets, Useful Lives (Years)	5 years	5 years
Digital Asset Library [Member] | Maximum [Member]
Intangible assets, Useful Lives (Years)	7 years	7 years
Intellectual Property [Member]
Intangible assets, Useful Lives (Years)	7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	5 years 1 month 6 days	6 years
Intangible Assets, Gross	$ 828	$ 7,505
Intangible Assets, Impairment
Accumulated Amortization	(225)	(1,251)
Intangible Assets, Net Balance	$ 603	$ 6,254
Customer Relationships [Member]
Intangible assets, Useful Lives (Years)	2 years	11 years
Intangible assets, Weighted Average Remaining Life (Years)	1 year 9 months 18 days	11 years
Intangible Assets, Gross	$ 23,678	$ 4,482
Intangible Assets, Impairment		(4,482)
Accumulated Amortization	(2,960)
Intangible Assets, Net Balance	$ 20,718
FuboTV Tradename [Member]
Intangible assets, Useful Lives (Years)	9 years
Intangible assets, Weighted Average Remaining Life (Years)	8 years 9 months 18 days
Intangible Assets, Gross	$ 38,197
Accumulated Amortization	(1,061)
Intangible Assets, Net Balance	$ 37,136
Software and Technology [Member]
Intangible assets, Useful Lives (Years)	9 years
Intangible assets, Weighted Average Remaining Life (Years)	8 years 9 months 18 days
Intangible Assets, Gross	$ 181,737
Accumulated Amortization	(5,048)
Intangible Assets, Net Balance	$ 176,689
Digital Asset Liibrary [Member]
Intangible Assets, Gross		3,258
Intangible Assets, Impairment		(2,430)
Accumulated Amortization		(236)
Intangible Assets, Net Balance		$ 592